Business Developments - Narrative (Details) - JPY (¥) ¥ in Millions					1 Months Ended		2 Months Ended	6 Months Ended
	Aug. 13, 2025	Mar. 06, 2025	Jan. 27, 2025	May 16, 2024	May 31, 2025	Apr. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Aug. 12, 2025	Mar. 31, 2025	Dec. 01, 2024	Sep. 30, 2024	Mar. 31, 2024
Business Developments [Line Items]
Goodwill							¥ 610,277	¥ 610,277		¥ 558,164		¥ 676,381	¥ 493,758
Ngern Tid Lor Public Company Limited (NTL) | Krungsri
Business Developments [Line Items]
Shares converted (in shares)					874,078,998
WealthNavi Inc
Business Developments [Line Items]
Ownership percentage											15.13%
TIDLOR | Krungsri
Business Developments [Line Items]
Ownership percentage									16.33%
Link
Business Developments [Line Items]
Percentage of voting interests acquired				100.00%
Payment in cash				¥ 113,524
Acquisition related costs								3,856
Assets acquired				153,019
Cash and bank deposits from acquisition				21,586
Liabilities acquired				188,316
Long-term borrowings				118,441
Goodwill				149,782
Intangible assets from acquisition				¥ 45,141
Weighted average amortization period, in years				17 years 9 months 18 days
Revenue of acquiree since acquisition date								13,354
Net income (loss) of acquiree since acquisition date								(114)
Intangible assets amortization accounting adjustments								1,271
Link | Customer relationships
Business Developments [Line Items]
Intangible assets from acquisition				¥ 67,283
WealthNavi Inc
Business Developments [Line Items]
Payment in cash			¥ 90,026			¥ 8,809
Acquisition related costs		¥ 451
Assets acquired		88,038
Cash and bank deposits from acquisition		34,424
Intangible assets from acquisition		22,869
Liabilities acquired		43,294
Goodwill		¥ 63,730
Weighted average amortization period, in years		9 years
Intangible assets amortization accounting adjustments								¥ 1,271
Other liabilities acquired		¥ 33,722
Marketable equity securities included in investment in equity method investees, aggregated market values		9,638
Equity interest remeasurement loss		¥ 6,035
TIDLOR
Business Developments [Line Items]
Acquisition related costs	¥ 151
Assets acquired	517,019
Liabilities acquired	364,252
Long-term borrowings	342,840
Goodwill	80,815
Revenue of acquiree since acquisition date							14,776
Net income (loss) of acquiree since acquisition date							¥ 1,550
Marketable equity securities included in investment in equity method investees, aggregated market values	70,304
Net loans receivable acquired	455,667
Equity interest remeasurement gain	12,568
Noncontrolling interest, fair value	125,997
Receivables, fair value	321,715
Acquired receivable	329,474
Cash flow, estimated uncollectible	¥ 7,759
TIDLOR | Krungsri
Business Developments [Line Items]
Number of shares acquired (in shares)	472,914,456
Consideration transferred	¥ 37,281
TIDLOR | Krungsri
Business Developments [Line Items]
Subsidiary percentage									46.51%